Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jan. 31, 2022	Jan. 31, 2021
Income Statement [Abstract]
Revenues		$ 524,155	$ 949,690
Operating expenses:
Selling expenses		134,203	227,188
General and administrative expenses		1,796,165	2,419,523
Total operating expenses		1,930,368	2,646,711
Loss from operations		(1,406,213)	(1,697,021)
Other income (expenses):
Interest income, net		52	188
Other expenses, net		(53,604)	(53,877)
(Loss) Gain from investments in trading securities		(793,929)	394,430
Total other income (expense), net		(847,481)	340,741
Loss before income taxes		(2,253,694)	(1,356,280)
Income tax provision
Net loss from continuing operations		(2,253,694)	(1,356,280)
Net loss from discontinued operations			(6,625,898)
Net loss		(2,253,694)	(7,982,178)
Less: Net loss attributable to non-controlling interests		(89,249)	(346,780)
Net loss attributable to ATIF Holdings Limited		(2,164,445)	(7,635,398)
Other comprehensive loss:
Total foreign currency translation adjustment		(5,084)	(19,371)
Comprehensive loss		(2,258,778)	(8,001,549)
Less: comprehensive loss attributable to non-controlling interests		(89,249)	(481,093)
Comprehensive loss attributable to ATIF Holdings Limited		$ (2,169,529)	$ (7,520,456)
Loss Per share – basic and diluted (in Dollars per share)	[1]	$ (0.23)	$ (0.78)
Loss Per share from continuing operations – basic and diluted (in Dollars per share)	[1]	(0.23)	(0.1)
Loss Per share from discontinued operations – basic and diluted (in Dollars per share)	[1]		$ (0.68)
Weighted Average Shares Outstanding*
Basic and diluted (in Shares)	[1]	9,399,692	9,799,385

[1]	Retrospectively restated due to five for one reverse stock split, see Note 14